SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STATEMENTS OF OPERATIONS
Net revenues	$ 134,109,632	$ 37,334,966	$ 11,030,079
Cost of revenue	(14,932,713)	(20,101,386)	(20,158,565)
Gross Profit	119,176,919	17,233,580	(9,128,486)
Operating expenses:
General and administrative expenses	(10,728,807)	(8,366,698)	(3,920,057)
Research and development expenses	(19,324,657)	(12,868,356)	(8,691,539)
Sales and marketing expenses	(80,729,626)	(20,161,353)	(9,396,663)
Other operating income, net	1,609,159	190,338	605,890
Total operating expenses	(109,173,931)	(41,206,069)	(21,402,369)
(Loss) Income from operations	10,002,988	(23,972,489)	(30,530,855)
Foreign exchange (losses) gains	(70,033)	(169,556)	(188,631)
Income (Loss) before income taxes and equity in earnings of subsidiaries	10,147,685	(23,660,113)	(30,706,599)
Net (loss) Income	10,147,465	(23,660,913)	(30,706,599)
Parent company | Reportable legal entities
STATEMENTS OF OPERATIONS
Net revenues	146,090	116,120	68,944
Cost of revenue	(87,416)	(66,231)	(44,853)
Gross Profit	58,674	49,889	24,091
Operating expenses:
General and administrative expenses	(450,005)	(2,043,737)	(520,067)
Research and development expenses	(1,788,724)	(544,786)	(445,084)
Sales and marketing expenses	(127,095)	(70,707)	(35,298)
Other operating income, net	9,374
Total operating expenses	(2,356,450)	(2,659,230)	(1,000,449)
(Loss) Income from operations	(2,297,776)	(2,609,341)	(976,358)
Foreign exchange (losses) gains	9,604	2,792,646	(3,326,826)
Income (Loss) before income taxes and equity in earnings of subsidiaries	(2,288,172)	183,305	(4,303,184)
Net income (loss) before equity in earnings of subsidiaries	(2,288,172)	183,305	(4,303,184)
Equity in (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	12,435,637	(23,844,218)	(26,403,415)
Net (loss) Income	$ 10,147,465	$ (23,660,913)	$ (30,706,599)